RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	2022	2021	2020

Salaries	$2,010,479	$1,782,297	$1,501,058
Share-based payments (1)	1,711,716	2,077,333	2,144,930

Total	$3,722,195	$3,859,630	$3,645,988

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)